Segment Data (Details) - USD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019		Dec. 31, 2018
Revenues		$ 6,045,053		$ 6,235,048		$ 26,071,995		$ 20,603,255
Income (Loss) from Operations		8,094,070		3,854,152		15,545,087		28,830,463
Revenues from Foreign Operations						3,299,937		2,883,491
Depreciation and Amortization		1,824,465		1,686,182		6,767,741		6,711,398
Interest Expense		(682,940)				(1,197,127)		(2,117,438)
Capital Expenditures						2,264,122		17,182,956
Total Property and Equipment, net		19,580,571				20,554,307		21,440,097
Total Property and Equipment, net in Foreign Countries						358,481		442,925
Total Assets		68,712,148				71,321,074		65,666,937
Gaming and Entertainment [Member]
Revenues		4,987,312		4,817,818		18,523,632		16,326,923
Income (Loss) from Operations		439,993		(373,611)		1,011,550		2,116,272
Revenues from Foreign Operations						2,441,660		2,499,058
Depreciation and Amortization						3,218,931		4,003,937
Interest Expense						115,726
Capital Expenditures						939,576		766,770
Total Property and Equipment, net						2,470,293		711,863
Total Property and Equipment, net in Foreign Countries
Total Assets		37,716,634				39,290,001		37,315,493
E-Sports [Member]
Revenues		1,057,741		1,417,230		7,548,363		4,276,332
Income (Loss) from Operations		(6,427,410)		(3,480,541)		12,260,957		26,714,191
Revenues from Foreign Operations						858,277		384,433
Depreciation and Amortization						3,548,810		2,707,461
Interest Expense								2,117,438
Capital Expenditures						1,324,546		16,416,186
Total Property and Equipment, net						18,084,014		20,308,234
Total Property and Equipment, net in Foreign Countries						358,481		442,925
Total Assets		20,170,770				21,702,158		27,931,444
Corporate [Member]
Revenues			[1]		[1]		[2]		[2]
Income (Loss) from Operations		(2,106,653)	[1]		[1]	2,272,580	[2]		[2]
Revenues from Foreign Operations	[2]
Depreciation and Amortization	[2]
Interest Expense	[2]					1,081,401
Capital Expenditures	[2]
Total Property and Equipment, net	[2]
Total Property and Equipment, net in Foreign Countries	[2]
Total Assets		$ 10,824,744	[3]			$ 10,328,915	[2]		[2]

[1]	Unallocated corporate operating losses result from general corporate overhead expenses not directly attributable to any one of the business segments. These expenses are reported separate from the Company's identified segments and are included in General and Administrative expenses on the accompanying condensed consolidated statements of operations and comprehensive loss.
[2]	Represents unallocated corporate assets not directly attributable to any one of the business segments and unallocated corporate operating losses resulting from general corporate overhead expenses not directly attributable to any one of the business segments. Corporate operating expense are reported separate from the Company's identified segments and are included in general and administrative expenses on the accompanying consolidated statements of operations.
[3]	Unallocated corporate assets not directly attributable to any one of the business segments.